Long-Term Investments - Long-term investments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Equity Method Investments [Line Items]
Equity-method investments	$ 106	$ 94
Cost-method investments	13	27
Total	$ 119	$ 121